                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number      811-07795
                                    --------------------------------------------

                            J.P. Morgan Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               522 Fifth Avenue,  New York,                 NY 10036
 -------------------------------------------------------------------------------
         (Address of principal executive offices)          (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
 -------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                   -----------------------------

Date of fiscal year end:   August 31, 2004
                         -------------------------------------------------------

Date of reporting period:  November 30, 2004
                          ------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                          JPMORGAN CALIFORNIA BOND FUND


                 SCHEDULE OF INVESTMENTS AS OF NOVEMBER 30, 2004

                                   (UNAUDITED)


THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

JPMORGAN CALIFORNIA BOND FUND
PORTFOLIO OF INVESTMENTS

As of November 30, 2004 (unaudited)
(Amounts in thousands)

 PRINCIPAL
  AMOUNT       ISSUER                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------------------
             LONG - TERM INVESTMENTS - 91.3%

               STATE AND MUNICIPAL OBLIGATIONS -- 91.3%
               CALIFORNIA -- 78.4%
$      3,135   Anaheim Public Financing Authority, Distribution                                        $            3,491
               System, Second Lien, Rev., MBIA, 5.25%, 10/01/16
               +
         260   Burlingame Financing Authority, Rev., 4.75%,                                                           284
               10/15/11
         140   California Educational Facilities Authority,                                                           145
               Dominican University, Rev., 4.85%, 12/01/06
         667   California Educational Facilities Authority, Rev.,                                                     663
               1.73%, 05/01/28 (i)
         750   California Educational Facilities Authority, Stanford                                                  850
               University, Ser. P, Rev., 5.25%, 12/01/13
       1,100   California Educational Facilities Authority,                                                         1,168
               University of Southern California, Ser. A, Rev.,
               5.60%, 10/01/06
       2,000   California Infrastructure & Economic Development                                                     2,203
               Bank, Workers Compensation Relief, Ser. A, Rev.,
               AMBAC, 5.00%, 10/01/09
       1,460   California State Department of Water Resources,                                                      1,807
               Central Valley Project, Ser. J-3, Rev., 7.00%,
               12/01/12
         540   California State Department of Water Resources,                                                        677
               Central Valley Project, Ser. J-3, Rev., (p), 7.00%,
               12/01/12
       3,135   California State Department of Water Resources,                                                      3,492
               Rev., 5.50%, 12/01/08
         100   California State Public Works Board, Department of                                                     109
               Mental Health, Coalinga State Hospital, Ser. A, Rev.,
               5.25%, 06/01/12
       4,148   California State University, California State                                                        4,330
               Polytechnic University Pamona, Campus Energy
               Project, Tax Exempt Master Lease, Rev., 5.06%,
               03/15/14 (i)
       3,620   California State, Economic Recovery, Ser. B, GO,                                                     3,852
               Adj., 5.00%, 07/01/23
         120   California State, GO, (p), MBIA-IBC, 6.25%,                                                            122
               10/01/19
       1,435   California Statewide Communities Development                                                         1,594
               Authority, Catholic Healthcare West, COP, 6.00%,
               07/01/09
         490   Carson Redevelopment Agency, Redevelopment                                                             559
               Project Area No. 1, Tax Allocation, MBIA, 5.50%,
               10/01/14
         150   Coachella Valley Recreation & Park District,                                                           163
               Improvement Bond Act of 1915, Reassessment
               District 1, Special Assessment, MBIA, 4.63%,
               09/02/10
       1,000   Colton Public Financing Authority, Tax Allocation,                                                   1,061
               Ser. A, Rev., MBIA, 5.00%, 08/01/18
       1,500   Contra Costa Transportation Authority, Sales Tax,                                                    1,571
               Ser. A, Rev., FGIC, 6.00%, 03/01/06
       2,505   Corona Community Facilities District, No. 97-2,                                                      2,571
               Eagle Glen, Special Tax, 5.75%, 09/01/16
       3,825   El Dorado Irrigation District & El Dorado Water                                                      4,201

               Agency, COP, Ser. A, FGIC, 5.00%, 03/01/13
       1,000   Fallbrook Union High School District, San Diego                                                      1,133
               County, GO, FGIC, 5.38%, 09/01/12
       1,000   Foothill Eastern Transportation Corridor Agency,                                                     1,078
               California Toll Road, Senior Lien, Ser. A, Rev., (p),
               6.00%, 01/01/07
         100   Fullerton University Foundation, Ser. A, Rev.,                                                         113
               MBIA, 5.50%, 07/01/10
         100   Fullerton University Foundation, Ser. A, Rev.,                                                         113
               MBIA, 5.50%, 07/01/11
         545   Golden West Schools Financing Authority, Ser. A,                                                       635
               Rev., MBIA, 5.80%, 02/01/16
       1,000   Long Beach, California, Long Beach Harbor, Rev.,                                                     1,036
               MBIA, 6.00%, 05/15/06
         500   Los Angeles County Community Facilities District                                                       566
               No. 3, Improvement Area B, Special Tax, Ser. A,
               AMBAC, 5.63%, 09/01/11
       1,395   Los Angeles County Community Facilities District                                                     1,574
               No. 3, Improvement Area B, Special Tax, Ser. A,
               AMBAC, 5.63%, 09/01/13
       1,000   Los Angeles County Community Facilities District                                                     1,129
               No. 3, Improvement Area B, Special Tax, Ser. A,
               AMBAC, 5.63%, 09/01/14
       1,000   Los Angeles County Public Works Financing                                                            1,107
               Authority, Multiple Capital Facilities Project, Ser. B,
               Rev., AMBAC, 6.00%, 12/01/07
       1,405   Los Angeles Unified School District, COP, Ser. B,                                                    1,478
               FSA, (p), 5.00%, 10/01/06
         125   Los Angeles Unified School District, Ser. A, GO,                                                       148
               FGIC, 6.00%, 07/01/15
       1,300   Los Angeles, California, American Academy of                                                         1,331
               Dramatic Arts, COP, Ser. A, Adj., 4.70%, 11/01/30
       1,000   Los Angeles, California, Ser. A, GO, 5.25%,                                                          1,123
               09/01/11
       5,110   Los Angeles, California, Sonnenblick Del Rio, West                                                   5,880
               Los Angeles, COP, AMBAC, 6.13%, 11/01/15
       1,000   Los Angeles, California, Water & Power Systems,                                                      1,092
               Ser. B, Rev., FSA, 5.13%, 07/01/16 @
       1,000   Modesto Irrigation District Financing Authority, Ser.                                                1,076
               A, Rev., MBIA, 5.45%, 10/01/07
       1,385   Mountain View/Santa Clara County, Capital Projects,                                                  1,522
                COP, 5.25%, 08/01/16
         560   Northern California Power Agency, Public Power,                                                        633
               Ser. A, Rev., AMBAC, 5.80%, 07/01/09
       2,000   Orange County Public Financing Authority, Waste                                                      2,235
               Management Systems, Rev., AMBAC, 5.75%,
               12/01/09
         600   Pacifica, California, Street Improvement Project,                                                      682
               COP, AMBAC, 5.75%, 11/01/19
         500   Pomona Public Financing Authority, Southwest                                                           529
               Pomona Redevelopment Project, Ser. W, Rev.,
               MBIA, 5.00%, 02/01/18
         425   Port of Oakland, Ser. K, Rev., FGIC, 5.25%,                                                            456
               11/01/07
         360   Rancho Water District Financing Authority, Ser. A,                                                     407
               Rev., FSA, 5.50%, 08/01/10
       1,210   Richmond, California, Taxable Limited Obligation                                                     1,243
               Pension, Ser. A, GO, MBIA, 7.02%, 08/01/05
          35   Richmond, California, Wastewater, Rev., FGIC,                                                           39
               5.20%, 08/01/11
       1,250   Riverside County Transportation Commission, Sales                                                    1,421
                Tax, Ser. A, Rev., FGIC, 6.00%, 06/01/09
         250   Sacramento County Sanitation District, Financing                                                       278
               Authority, Ser. A, Rev., 5.25%, 12/01/12
         150   Sacramento County Sanitation District, Financing                                                       172
               Authority, Ser. A, Rev., 5.75%, 12/01/10
       1,000   San Bernardino, California, Single Family Mortgage,                                                  1,303

               Ser. A, Rev., (p), 7.50%, 05/01/23
       1,200   San Diego County Regional Transportation                                                             1,261
               Commission, Sales Tax, 2nd Ser., Ser. A, Rev.,
               AMBAC, 6.00%, 04/01/06
       1,000   San Francisco City & County Airports Commission,                                                     1,045
               Issue 15-B, 2nd Ser., Rev., FSA, 5.50%, 05/01/06
       1,170   San Francisco City & County Airports Commission,                                                     1,289
               Issue 27-B, 2nd Ser., Adj., Rev., FGIC, 5.25%,
               05/01/13
       2,500   San Jose Financing Authority, Civic Center Project,                                                  2,605
               Ser. D, Adj., Rev., AMBAC, 5.00%, 06/01/39
         990   San Jose Redevelopment Agency, Merged Area                                                           1,190
               Redevelopment Project, Tax Allocation, (p), MBIA,
               6.00%, 08/01/15
       1,240   San Jose Redevelopment Agency, Merged Area                                                           1,357
               Redevelopment Project, Tax Allocation, MBIA, 6.00%,
                08/01/07
       2,010   San Jose Redevelopment Agency, Merged Area                                                           2,377
               Redevelopment Project, Tax Allocation, MBIA, 6.00%,
                08/01/15
       4,000   San Marcos University Corp., Auxiliary                                                               4,018
               Organization, Rev., Adj., 3.35%, 07/01/32
         585   San Mateo County Community College District,                                                           645
               Election of 2001, Ser. A, GO, FGIC, 5.38%,
               09/01/19
         250   San Mateo County Joint Powers Authority, Capital                                                       306
               Projects Program, Rev., MBIA, 6.50%, 07/01/15
       1,500   Santa Ana Financing Authority, Police Administration                                                 1,791
                & Holding Facility, Ser. A, Rev., MBIA, 6.25%,
               07/01/24
       1,000   Santa Clara County Financing Authority, Ser. A,                                                      1,167
               Rev., AMBAC, 5.75%, 11/15/13
       1,850   South Bayside Waste Management Authority, Solid                                                      2,104
               Waste System, Rev., AMBAC, 6.13%, 03/01/17
       1,310   South Orange County Public Financing Authority,                                                      1,433
               Foothill Area, Ser. A, Special Tax, FGIC, 5.25%,
               08/15/18
       5,000   South Orange County Public Financing Authority,                                                      5,519
               Senior Lien, Ser. A, Special Tax, MBIA, 5.00%,
               09/01/12
       1,000   Turlock Irrigation District, Ser. A, Rev., MBIA,                                                     1,075
               6.00%, 01/01/07
       1,000   University of California, UC Medical Center, Rev.,                                                   1,117
               AMBAC, 10.00%, 07/01/06
       4,000   Walnut Valley Unified School District, Ser. A, GO,                                                   4,927
               MBIA, 7.20%, 02/01/16
                                                                                                       ------------------
                                                                                                                  101,671
               CONNECTICUT -- 2.0%
       1,250   Connecticut State, Ser. C, GO, 5.50%, 12/15/11                                                       1,415
       1,000   Connecticut State, Ser. C, GO, 5.50%, 12/15/12                                                       1,136

                                                                                                       ------------------
                                                                                                                    2,551
               MICHIGAN -- 1.6%
       2,000   Michigan State Hospital Finance Authority,                                                           2,112
               Ascension Health Credit, Ser. B, Rev., Adj., 5.30%,
               11/15/33
               NEW JERSEY -- 0.8%
       1,000   Garden State Preservation Trust, Open Space &                                                        1,094
               Farmland, Ser. A, Rev., FSA, 5.80%, 11/01/21
               NEW YORK -- 0.8%
       1,000   New York Convention Center Operating Corp., Yale                                                     1,033
               Building Acquisition Project, COP, 5.25%, 06/01/08
               PUERTO RICO -- 6.7%
         115   Puerto Rico Commonwealth, Public Improvement,                                                          122
               GO, 5.00%, 07/01/07

       1,280   Puerto Rico Commonwealth, Public Improvement,                                                        1,281
               GO, (p), MBIA-IBC, 3.00%, 07/01/06
       2,500   Puerto Rico Commonwealth, Ser. C, GO, Adj.,                                                          2,671
               5.00%, 07/01/18
       3,000   Puerto Rico Electric Power Authority, Ser. BB, Rev.,                                                 3,493
                MBIA, 6.00%, 07/01/11
         125   Puerto Rico Electric Power Authority, Ser. Z, Rev.,                                                    129
               5.10%, 07/01/06
         420   Puerto Rico Highway & Transportation Authority,                                                        485
               Ser. W, Rev., MBIA-IBC, 5.50%, 07/01/15
         500   Puerto Rico Municipal Finance Agency, Ser. A, GO,                                                      563
               FSA, 5.75%, 08/01/13
                                                                                                       ------------------
                                                                                                                    8,744
               SOUTH CAROLINA -- 0.7%
       1,000   Charleston County, GO, MBIA-IBC, 3.00%,                                                                931
               09/01/14
               VIRGIN ISLANDS -- 0.3%
         345   Virgin Islands Public Finance Authority, Gross                                                         368
               Receipts, Tax Lien Notes, Ser. A, Rev., 5.63%,
               10/01/10
               ----------------------------------------------------------------------------------------------------------
               Total State and Municipal Obligations                                                              118,504
               (Cost $112,407)
               ----------------------------------------------------------------------------------------------------------

               SHORT - TERM INVESTMENTS - 9.2%

               MUNICIPAL SECURITIES -- 3.8%
               CALIFORNIA -- 3.8%
       4,000   Long Beach Unified School District, Refinancing                                                      4,000
               Project, Capital Improvement, COP, FRDO, AMBAC,
               1.67%, 12/02/04
       1,000   Riverside County Asset Leasing Corp., Southwest                                                      1,000
               Justice Center, Ser. B, Rev., FRDO, MBIA, 1.62%,
               12/01/04
                                                                                                       ------------------
                                                                                                                    5,000

               ----------------------------------------------------------------------------------------------------------
               Total Municipal Securities                                                                           5,000
               (Cost $5,000)
               ----------------------------------------------------------------------------------------------------------

   SHARES
-------------------------------------------------------------------------------------------------------------------------
               MONEY MARKET FUND -- 5.4%
       7,047   JPMorgan Tax Free Money Market Fund (a)                                                              7,047
               (Cost $7,047)

               ----------------------------------------------------------------------------------------------------------
               Total Short-Term Investments                                                                        12,047
               (Cost $12,047)
               ----------------------------------------------------------------------------------------------------------

               TOTAL INVESTMENTS -- 100.5%                                                             $          130,551
               (COST $124,454)
               LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.5)%                                                       (641)
-------------------------------------------------------------------------------------------------------------------------


               NET ASSETS -- 100.0%                                                                    $          129,910
-------------------------------------------------------------------------------------------------------------------------

               Percentages indicated are based on net assets of $129,910.


FUTURES CONTRACTS
(AMOUNTS IN THOUSANDS, EXCEPT NUMBER OF CONTRACTS)

                                                                             NOTIONAL         UNREALIZED
 NUMBER                                                                      VALUE AT        APPRECIATION/
   OF                                                  EXPIRATION            11/30/04        (DEPRECIATION)
CONTRACTS      DESCRIPTION                                DATE                 (USD)              (USD)
------------------------------------------------------------------------------------------------------------
               SHORT FUTURES OUTSTANDING
    (15)       10 Year Treasury Notes                 March, 2005           $ (1,661)           $   14


For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at November 30, 2004 are as follows (in thousands):

                                       GROSS                    GROSS                  NET UNREALIZED
          AGGREGATE                  UNREALIZED               UNREALIZED                APPRECIATION
            COST                    APPRECIATION             DEPRECIATION              (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
         $  124,454                  $    6,120               $     (23)                 $     6,097

ABBREVIATIONS:

+       - All or a portion of this security is segregated with the custodian for futures contracts, TBA, when issued, delayed delivery securities, swaps or unsettled trades.
@       - Securities fully or partially segregated with the brokers as initial margin for futures contracts.
(a) - Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.
(i)     - Security is considered illiquid and may be difficult to sell.
(p) - Security is prerefunded or escrowed to maturity. The maturity date shown is the date of the prerefunded call.
Adj.    - Adjustable. Maturity date shown is actual maturity date. The interest rate shown is the rate in effect at November 30, 2004.
AMBAC   - American Municipal Bond Assurance Corp.
COP     - Certificates of Participation.
FGIC    - Financial Guaranty Insurance Co.
FRDO    - Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at November 30, 2004.
FSA     - Financial Security Assurance.
GO      - General Obligation Bond.
IBC     - Insured Bond Certificates.
MBIA    - Municipal Bond Investors Assurance Corp.
Rev.    - Revenue Bond.
Ser.    - Series.
USD     - United States Dollar.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S AUGUST 31, 2004 ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

                          JPMORGAN ENHANCED INCOME FUND


                 SCHEDULE OF INVESTMENTS AS OF NOVEMBER 30, 2004

                                   (UNAUDITED)


THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

JPMORGAN ENHANCED INCOME FUND
PORTFOLIO OF INVESTMENTS

As of November 30, 2004 (unaudited)
(Amounts in thousands)

  SHARE
  AMOUNT       ISSUER                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------------------
              LONG - TERM INVESTMENTS - 94.5%

               PREFERRED STOCKS -- 0.7%
               FINANCIAL SERVICES -- 0.7%
           0^^ Lehman CR-ABN Amro VIX, Ser. MM-14                                                      $            1,500
           1   Zurich RegCaPS Funding Trust IV, 2.82%, FRN, #                                                         671
               ----------------------------------------------------------------------------------------------------------
               Total Preferred Stocks                                                                               2,171
               (Cost $2,176)
               ----------------------------------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT
   (USD)
               U.S. GOVERNMENT AGENCY SECURITIES -- 3.3%
               Federal Home Loan Mortgage Corp.,
$        550     2.36%, 01/27/06, MTN, FRN                                                                            550
       2,300     2.40%, 03/29/07                                                                                    2,253
               Overseas Private Investment Corp.,
         276     1.50%, 12/16/06, Ser. C, FRN                                                                         276
       1,051     1.50%, 12/16/06, Ser. B, FRN                                                                       1,051
         160     1.50%, 12/16/06, Ser. K, FRN                                                                         160
         363     1.50%, 12/16/06, Ser. J, FRN                                                                         363
         363     1.50%, 12/16/06, Ser. H, FRN                                                                         363
         552     1.50%, 12/16/06, Ser. F, FRN                                                                         552
         114     1.50%, 12/16/06, Ser. D, FRN                                                                         114
       1,653     1.50%, 12/16/06, Ser. A, FRN                                                                       1,652
         504     1.50%, 12/16/06, Ser. G, FRN                                                                         504
         838     1.50%, 12/16/06, Ser. I, FRN                                                                         838
       1,114     1.50%, 12/16/06, Ser. E, FRN                                                                       1,113

               ----------------------------------------------------------------------------------------------------------
               Total U.S. Government Agency Securities                                                              9,789
               (Cost $9,780)
               ----------------------------------------------------------------------------------------------------------

               STATE AND MUNICIPAL OBLIGATIONS -- 0.7%

               ILLINOIS - 0.3%
       1,000   Illinois State, Taxable Pension, GO, 2.50%,                                                            957
               06/01/08
               TEXAS - 0.4%
       1,250   Texas Public Finance Authority, Taxable,                                                             1,245
               Unemployment Compensation, Ser. B, Rev., 2.00%,
               06/15/05

               ----------------------------------------------------------------------------------------------------------
               Total State and Municipal Obligations                                                                2,202
               (Cost $2,250)
               ----------------------------------------------------------------------------------------------------------

               CORPORATE NOTES & BONDS -- 45.0%
               AUTOMOTIVE -- 4.4%
       1,100   American Honda Finance Corp., 2.20%, 10/22/07,                                                       1,099
               MTN, FRN, # +
               DaimlerChrysler N.A. Holding Corp.,
         300     7.40%, 01/20/05                                                                                      302
         600     6.40%, 05/15/06                                                                                      625

       1,850     2.96%, 05/24/06, MTN, FRN                                                                          1,860
       2,200     2.64%, 11/17/06, Ser. D, MTN, FRN                                                                  2,199
         600   Ford Motor Credit Co., 6.88%, 02/01/06                                                                 620
               General Motors Acceptance Corp.,
       2,000     4.15%, 02/07/05, MTN                                                                               2,007
         420     6.75%, 01/15/06                                                                                      433
       1,650     2.97%, 01/16/07, MTN, FRN                                                                          1,637
       2,450     3.02%, 07/16/07, FRN                                                                               2,424
                                                                                                       ------------------
                                                                                                                   13,206
               BANKING -- 6.1%
               Bank of America Corp.,
       1,000     2.33%, 12/23/04, Ser. F, MTN, FRN                                                                  1,000
       1,300     6.63%, 08/01/07 +                                                                                  1,394
         500   Capital One Bank, 6.88%, 02/01/06 +                                                                    520
         700   Hana Bank (South Korea), 2.77%, 09/29/06, Ser. E,                                                      707
               MTN, FRN
       1,550   KeyCorp, 2.30%, 07/23/07, Ser. G, MTN, FRN                                                           1,550
       1,150   Sovereign Bancorp, Inc., 2.71%, 08/25/06, FRN                                                        1,150
       5,000   TD North America LP, 2.40%, 04/23/09, FRN, #                                                         4,994
       2,600   U.S. Trust Co., 2.28%, 03/13/06, FRN                                                                 2,599
       1,850   Washington Mutual, Inc., 2.45%, 11/03/05, FRN                                                        1,853
       2,400   Westpac Banking Corp. (Australia), 2.44%,                                                            2,401
               05/25/07, FRN, #
                                                                                                       ------------------
                                                                                                                   18,168
               CONSUMER PRODUCTS -- 0.6%
       1,650   Clorox Co., 2.54%, 12/14/07                                                                          1,650
               DIVERSIFIED -- 1.1%
       3,300   General Electric Capital Corp., 2.32%, 02/02/09,                                                     3,306
               Ser. A, MTN, FRN
               FINANCIAL SERVICES -- 21.7%
               Bear Stearns Companies, Inc.,
       2,800     2.23%, 01/16/07, Ser. B, MTN, FRN +                                                                2,801
       2,650     2.43%, 01/30/09, Ser. B, MTN, FRN +                                                                2,656
       1,000   Capital One Bank, 8.25%, 06/15/05 +                                                                  1,027
               CIT Group, Inc.,
       3,000     2.17%, 04/19/06, MTN, FRN +                                                                        3,000
       4,300     2.49%, 02/15/07, MTN, FRN +                                                                        4,300
               Countrywide Home Loans, Inc.,
         500     2.28%, 06/02/06, Ser. L, MTN, FRN                                                                    502
       3,900     2.54%, 11/16/07, Ser. M, MTN, FRN                                                                  3,896
               Counts Trusts,
       1,400     3.07%, 08/15/07, Ser. 2002-10, FRN, # +                                                            1,414
       1,400     3.12%, 08/15/07, Ser. 2002-11, FRN, # +                                                            1,416
       5,900   Goldman Sachs Group, Inc., 2.08%, 03/30/07, MTN,                                                     5,900
                FRN
       3,100   Household Finance Corp., 2.26%, 07/27/07, MTN,                                                       3,104
               FRN
               International Lease Finance Corp.,
       1,500     3.30%, 01/13/05, FRN                                                                               1,502
       1,030     4.00%, 01/17/06, Ser. O, MTN                                                                       1,039
       4,150   John Deere Capital Corp., 1.95%, 03/16/06, Ser. D,                                                   4,152
               MTN, FRN
       2,950   Lehman Brothers Holdings, Inc., 2.20%, 04/20/07,                                                     2,950
               MTN, FRN
       5,600   Merrill Lynch & Co., Inc., 2.20%, 10/19/07, Ser. C,                                                  5,594
               MTN, FRN
               Morgan Stanley Group, Inc.,
       1,350     2.23%, 03/27/06, FRN                                                                               1,354
         600     2.51%, 11/24/06, FRN                                                                                 600
         500     2.20%, 01/12/07, FRN                                                                                 501

       1,200     2.42%, 02/15/07, MTN, FRN                                                                          1,201
         500     2.24%, 07/27/07, FRN                                                                                 500
       1,250     2.40%, 11/09/07, FRN                                                                               1,249
       1,300   Pricoa Global Funding I, 1.90%, 03/02/07, MTN,                                                       1,299
               FRN, #
       1,000   Principal Life Global Funding I, 2.17%, 06/12/07,                                                    1,000
               MTN, FRN, #
       2,900   Sigma Finance, Inc., 2.36%, 09/15/06, MTN, FRN, #                                                    2,900
               SLM Corp.,
       2,700     2.22%, 01/25/07, Ser. A, MTN, FRN                                                                  2,700
       1,100     2.31%, 07/25/08, Ser. A, MTN, FRN                                                                  1,100
       5,500   Special Purpose Accounts Receivable Cooperative                                                      5,497
               Corp. (SPARCS), 2.55%, 11/21/07, Ser. 2004-4,
               FRN, #
                                                                                                       ------------------
                                                                                                                   65,154
               INSURANCE -- 2.9%
               ASIF Global Financing,
       2,400     2.12%, 03/14/06, FRN, # +                                                                          2,402
         700     2.53%, 05/30/06, FRN, # +                                                                            702
       2,350   Genworth Financial, Inc., 2.03%, 06/15/07, FRN                                                       2,341
         600   John Hancock Global Funding II, 2.25%, 12/15/06,                                                       600
               MTN, FRN, #
         800   Metropolitan Life Global Funding I, 2.10%, 10/05/07,                                                   799
               FRN, #
       1,950   Oil Insurance LTD (Bermuda), 2.21%, 05/04/05,                                                        1,950
               FRN, # +

                                                                                                       ------------------
                                                                                                                    8,794
               OIL & GAS -- 0.4%
       1,245   Texas Municipal Gas Corp., 2.60%, 07/01/07, #                                                        1,237
               PIPELINES -- 0.6%
       1,800   Duke Energy Field Services LLC, 7.50%, 08/16/05                                                      1,855
               REAL ESTATE -- 0.9%
       2,700   Westfield Capital Corp., LTD (Australia), 2.47%,                                                     2,697
               11/02/07, FRN, #
               RETAILING -- 0.3%
         750   Safeway, Inc., 2.63%, 11/01/05, FRN                                                                    751
               TELECOMMUNICATIONS -- 0.9%
       1,900   BellSouth Corp., 2.42%, 11/15/07, FRN +                                                              1,899
         750   Deutsche Telekom International Finance BV (The                                                         771
               Netherlands), 8.25%, 06/15/05
                                                                                                       ------------------
                                                                                                                    2,670
               TRANSPORTATION -- 0.4%
       1,100   CSX Corp., 2.48%, 08/03/06, FRN +                                                                    1,100
               UTILITIES -- 4.7%
         600   AEP Texas Central Co., 3.00%, 02/15/05, Ser. F +                                                       600
         900   Appalachian Power Co., 2.30%, 06/29/07, FRN +                                                          900
               Dominion Resources, Inc.,
       1,100     2.80%, 02/15/05                                                                                    1,101
       1,000     2.59%, 05/15/06, Ser. B, FRN                                                                       1,002
       1,800   Duke Energy Corp., 2.42%, 01/15/05, FRN                                                              1,800
       1,000   FPL Group Capital, Inc., 2.28%, 03/30/05, FRN                                                        1,001
               National Rural Utilities Cooperative Finance Corp.,
       1,700     2.61%, 02/07/05, FRN                                                                               1,701
         950     2.40%, 02/17/06, MTN, FRN                                                                            951
       1,650   Pacific Gas & Electric Co., 2.72%, 04/03/06, FRN                                                     1,651
       1,950   Public Service Electric & Gas, 2.06%, 06/23/06,                                                      1,949
               FRN

       1,350   Southern California Edison Co., 2.35%, 01/13/06,                                                     1,355
               FRN
                                                                                                       ------------------
                                                                                                                   14,011

               ----------------------------------------------------------------------------------------------------------
               Total Corporate Notes & Bonds                                                                      134,599
               (Cost $134,567)
               ----------------------------------------------------------------------------------------------------------

               RESIDENTIAL MORTGAGE BACKED SECURITIES -- 10.8%
               COLLATERALIZED MORTGAGE OBLIGATIONS -- 10.8%
         333   Countrywide Home Loan Mortgage Pass Through                                                            336
               Trust, 5.75%, 01/25/33, Ser. 2002-31, Class A3 +
       1,470   Federal Home Loan Mortgage Corp., 4.00%,                                                             1,468
               08/15/19, Ser. 2836, Class HZ
               Federal National Mortgage Association,
         565     3.50%, 07/25/14, Ser. 2003-62, Class OB                                                              565
       2,002     2.58%, 02/25/28, Ser. 2003-121, Class FC, FRN                                                      2,007
         803     2.68%, 06/25/32, Ser. 2002-36, Class FT, FRN                                                         810
         539     2.68%, 06/25/32, Ser. 2002-36, Class FS, FRN                                                         544
         182     1.95%, 09/25/43, Ser. 2003-W14, Class 1A-1                                                           182
       4,350   Granite Mortgages PLC (United Kingdom), 2.02%,                                                       4,349
               09/20/44, Ser. 2004-3, Class 1A3, FRN
       1,825   Impac Secured Assets Corp., 2.58%, 12/25/34, Ser.                                                    1,825
                2004-3, Class 1A4, FRN
               Indymac Index Mortgage Loan Trust,
       2,164     2.62%, 09/25/34, Ser. 2004-AR7, Class A1, FRN                                                      2,164
         692     2.59%, 11/25/34, Ser. 2004-AR8, Class 2A1, FRN                                                       693
       3,825   Medallion Trust (Australia), 2.51%, 05/25/35, Ser.                                                   3,825
               2004-1G, Class A1, FRN
       1,850   Mound Financing PLC (United Kingdom), 2.35%,                                                         1,850
               02/08/08, Ser. 3A, Class A1-1, FRN, #
       5,400   Permanent Financing PLC (United Kingdom), 1.93%,                                                     5,401
                03/10/09, Ser. 4, Class 2A, FRN
         428   Residential Asset Securitization Trust, 5.15%,                                                         430
               01/25/33, Ser. 2002-A14J, Class A2
       1,558   RMAC (United Kingdom), 1.98%, 12/12/20, Ser.                                                         1,558
               2004-NS1A, Class A1B, FRN, #
       1,416   Thornburg Mortgage Securities Trust, 2.52%,                                                          1,418
               04/25/43, Ser. 2003-2, Class A1, FRN
       1,318   Washington Mutual, 2.62%, 07/25/44, Ser.                                                             1,322
               2004-AR10, Class A1A, FRN
       1,400   Wells Fargo Mortgage Backed Securities Trust,                                                        1,377
               3.54%, 09/25/34, Ser. 2004-S, Class A4, FRN
               ----------------------------------------------------------------------------------------------------------
               Total Residential Mortgage Backed Securities                                                        32,124
               (Cost $32,121)
               ----------------------------------------------------------------------------------------------------------

               COMMERCIAL MORTGAGE BACKED SECURITIES -- 3.2%
       1,563   CalSTRS Trust, 2.44%, 11/20/12, Ser. 2002-C6,                                                        1,567
               Class A1, FRN, # +
               Calwest Industrial Trust,
       2,700     2.48%, 02/15/12, Ser. 2002-CALW, Class AFL,                                                        2,702
                 FRN, # +
         879     2.37%, 06/15/15, Ser. 2003-CALA, Class A, FRN, # +                                                   880
         998   CR, 6.70%, 08/10/14, Ser. 2000-ZC2, Class A4A, # +                                                   1,075
       1,924   Goldman Sachs Mortgage Securities II, 2.25%,                                                         1,925
               11/15/15, Ser. 2003-FL6A, Class A1, FRN, #
       1,450   LB-UBS Commercial Mortgage Trust, 3.48%,                                                             1,428
               07/15/27, Ser. 2003-C5, Class A2
               ----------------------------------------------------------------------------------------------------------

               Total Commercial Mortgage Backed Securities                                                          9,577
               (Cost $9,597)
               ----------------------------------------------------------------------------------------------------------

               ASSET BACKED SECURITIES -- 29.3%
       1,500   American Express Credit Account Master Trust,                                                        1,504
               2.60%, 02/15/12, Ser. 2004-C, Class C, FRN, # +
               AmeriCredit Automobile Receivables Trust,
         223     2.26%, 10/12/06, Ser. 2002-A, Class A3, FRN +                                                        223
       1,382     2.24%, 04/12/07, Ser. 2002-C, Class A3, FRN +                                                      1,382
               Capital One Auto Finance Trust,
         700     2.21%, 01/15/08, Ser. 2003-B, Class A3, FRN +                                                        701
       4,000     2.20%, 03/15/11, Ser. 2004-A, Class A4, FRN +                                                      3,998
       2,150     2.21%, 08/15/11, Ser. 2004-B, Class A4, FRN +                                                      2,151
       1,600   Capital One Master Trust, 2.90%, 08/15/08, Ser.                                                      1,606
               2000-4, Class C, FRN, # +
               Capital One Multi-Asset Execution Trust,
       1,700     3.27%, 02/17/09, Ser. 2003-B1, Class B1, FRN +                                                     1,722
       1,650     3.35%, 12/15/10, Ser. 2003-A, FRN, # +                                                             1,706
         919   CARSS Finance LP (Cayman Islands), 2.38%,                                                              919
               01/15/11, Ser. 2004-A, Class B1, FRN, # +
               Centex Home Equity,
         992     2.46%, 01/25/34, Ser. 2004-A, Class AV2, FRN +                                                       993
       1,203     2.38%, 03/25/34, Ser. 2004-B, Class AV1, FRN +                                                     1,203
       1,383     2.43%, 06/25/34, Ser. 2004-C, Class AV2, FRN +                                                     1,382
               Citibank Credit Card Issuance Trust,
       1,400     7.45%, 09/15/07, Ser. 2000-C1, Class C1 +                                                          1,448
         200     2.70%, 01/15/08, Ser. 2003-A2, Class A2 +                                                            199
       2,050     2.91%, 03/20/08, Ser. 2003-C2, Class C2, FRN +                                                     2,067
       2,900     2.40%, 05/20/11, Ser. 2004-B1, Class B1, FRN +                                                     2,899
       1,064   Citifinancial Mortgage Securities, Inc., 2.47%,                                                      1,064
               08/25/33, Ser. 2003-3, Class AV1, FRN
       1,754   Citigroup Mortgage Loan Trust, Inc., 2.56%,                                                          1,758
               12/25/33, Ser. 2003-HE3, Class A, FRN
               CNH Equipment Trust
       2,130     2.24%, 01/15/08, Ser. 2003-B, Class A3A, FRN +                                                     2,131
       2,000     2.17%, 10/15/08, Ser. 2004-A, Class A3A, FRN +                                                     2,000
               Countrywide Asset-Backed Certificates,
         900     2.68%, 02/25/34, Ser. 2004-BC1, Class M1, FRN +                                                      900
         500     2.63%, 11/25/34, Ser. 2004-6, Class 2A4, FRN +                                                       500
               Countrywide Home Equity Loan Trust,
       3,068     2.37%, 05/15/29, Ser. 2003-C, Class A, FRN +                                                       3,062
       1,643     2.40%, 11/15/29, Ser. 2004-K, Class A2, FRN +                                                      1,643
       2,750   Daimler Chrysler Auto Trust, 2.88%, 10/08/09, Ser.                                                   2,732
               2003-A, Class A4
         299   EQCC Trust, 2.48%, 11/25/31, Ser. 2002-1, Class                                                        300
               2A, FRN
       1,584   Fifth Third Home Equity Loan Trust, 2.39%,                                                           1,580
               09/20/23, Ser. 2003-1, Class A , FRN
          35   Fleet Credit Card Master Trust II, 2.15%, 10/15/07,                                                     35
               Ser. 2002-A, Class A, FRN
       1,723   Fleet Home Equity Loan Trust, 2.39%, 01/20/33,                                                       1,722
               Ser. 2003-1, Class A, FRN
          63   Ford Credit Auto Owner Trust, 2.22%, 01/15/06, Ser.                                                     63
                2002-A, Class A3B, FRN
       2,450   Ford Credit Floorplan Master Owner Trust, 2.24%,                                                     2,455
               07/15/08, Ser. 2001-2, Class A, FRN
               GE Corporate Aircraft Financing LLC
         685     2.35%, 06/25/10, Ser. 2003-1A, Class A1, FRN                                                         685
       3,580     2.27%, 08/25/11, Ser. 2004-1A, Class A1, FRN                                                       3,579
               GMAC Mortgage Corp. Loan Trust,
       3,400     2.26%, 01/20/34, Ser. 2004-HE1, Class A1, FRN                                                      3,401
         950     2.37%, 03/25/35, Ser. 2004-HE4, Class A2, FRN                                                        950
       3,300   Gracechurch Card Funding PLC (United Kingdom),                                                       3,300

               2.28%, 11/16/09, Ser. 7, Class A, FRN
         397   Greenpoint Home Equity Loan Trust, 2.37%,                                                              397
               04/15/29, Ser. 2003-1, Class A, FRN
         328   HFC Home Equity Loan Asset Backed Certificates,                                                        327
               2.44%, 04/20/32, Ser. 2002-2, Class A, FRN
         429   Honda Auto Receivables Owner Trust, 3.96%,                                                             429
               02/19/07, Ser. 2001-3, Class A4
         200   Household Automotive Trust, 2.45%, 05/18/09, Ser.                                                      200
               2002-3, Class A4B, FRN
               Household Mortgage Loan Trust,
       1,335     2.49%, 02/20/33, Ser. 2003-HC1, Class A, FRN                                                       1,335
         480     2.49%, 01/20/34, Ser. 2004-HC1, Class A, FRN                                                         479
               Long Beach Mortgage Loan Trust,
         269     2.64%, 11/26/32, Ser. 2002-4, Class 2A, FRN                                                          270
       2,053     2.52%, 08/25/33, Ser. 2003-4, Class AV3, FRN                                                       2,056
       2,050     2.86%, 08/25/33, Ser. 2003-4, Class M1, FRN                                                        2,058
       1,204   Metris Master Trust, 2.42%, 04/20/11, Ser. 2004-1,                                                   1,204
               Class A, FRN
               Option One Mortgage Loan Trust,
         308     2.47%, 02/25/32, Ser. 2002-1, Class A, FRN                                                           309
          74     2.45%, 06/25/32, Ser. 2002-2, Class A, FRN                                                            74
       1,845     2.60%, 02/25/33, Ser. 2003-1, Class A2, FRN                                                        1,849
               Residential Asset Securities Corp.,
       1,267     2.43%, 07/25/32, Ser. 2002-KS4, Class AIIB, FRN                                                    1,264
       1,756     2.50%, 11/25/33, Ser. 2003-KS9, Class A2B, FRN                                                     1,756
         309     2.48%, 01/25/34, Ser. 2003-KS11, Class AIIB,                                                         309
                 FRN
         997   Residential Funding Mortgage Securities II, 2.44%,                                                     995
               01/29/29, Ser. 2003-HS4, Class AIB, FRN
               SLM Student Loan Trust,
         158     1.92%, 06/15/10, Ser. 2002-8, Class A2, FRN                                                          158
       1,300     2.04%, 12/16/19, Ser. 2003-10A, Class A2, FRN, #                                                   1,304
       2,900   Volkswagen Auto Loan Enhanced Trust, 2.94%,                                                          2,867
               03/22/10, Ser. 2003-2, Class A4
               Wachovia Asset Securitization, Inc.,
       3,069     2.61%, 12/25/32, Ser. 2002-HE2, Class A, FRN                                                       3,075
       2,219     2.40%, 06/25/34, Ser. 2004-HE1, Class A, FRN                                                       2,218
       2,451   WFS Financial Owner Trust, 2.47%, 05/20/08, Ser.                                                     2,453
               2003-A3, Class B, FRN

               ----------------------------------------------------------------------------------------------------------
               Total Asset Backed Securities                                                                       87,349
               (Cost $87,462)
               ----------------------------------------------------------------------------------------------------------

               CERTIFICATE OF DEPOSIT -- 1.5%
       4,600   Deutsche Bank AG/New York (Yankee), 2.52%,                                                           4,598
               05/15/07, Floating Rate
               (Cost $4,600)
               ----------------------------------------------------------------------------------------------------------
               Total Long - Term Investments                                                                      282,409
               (Cost $282,553)
-------------------------------------------------------------------------------------------------------------------------
             SHORT - TERM INVESTMENTS - 6.3%

               U.S. TREASURY SECURITY -- 0.1%
         400   U.S. Treasury Notes & Bonds, 1.75%, 12/31/04, @ +                                                      400
               (Cost $400)

               MUNICIPAL SECURITIES -- 0.9%
       2,050   South Carolina Student Loan Corp., Education                                                         2,050
               Loans, Ser. A-1, Rev., FRDO, 2.00%, 12/07/04
         500   Wake Forest University, Ser. 1997, Rev., FRDO,                                                         500
               2.18%, 12/01/04

               ----------------------------------------------------------------------------------------------------------
               Total Municipal Securities                                                                           2,550
               (Cost $2,550)
               ----------------------------------------------------------------------------------------------------------

               COMMERCIAL PAPER -- 0.8%
               CONSUMER PRODUCTS -- 0.8%
       2,400   The Clorox Co., 2.14%, 12/07/04 +                                                                    2,399
               (Cost $2,399)
               MONEY MARKET FUND -- 4.5%
      13,393   JPMorgan Prime Money Market Fund (a) +                                                              13,393
               (Cost $13,393)
               ----------------------------------------------------------------------------------------------------------
               Total Short - Term Investments                                                                      18,742
               (Cost $18,742)
-------------------------------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS-- 100.8%                                                              $          301,151
               (COST $301,295)
               LIABILITIES IN EXCESS OF OTHER ASSETS  --   (0.8)%                                                  (2,529)
-------------------------------------------------------------------------------------------------------------------------
               NET ASSETS  --   100.0%                                                                            298,622
-------------------------------------------------------------------------------------------------------------------------

               Percentages indicated are based on net assets of $298,622.

FUTURES CONTRACTS
(AMOUNTS IN THOUSANDS, EXCEPT NUMBER OF CONTRACTS)

                                                                 NOTIONAL             UNREALIZED
  NUMBER                                                         VALUE AT            APPRECIATION
    OF                                         EXPIRATION        11/30/04           (DEPRECIATION)
 CONTRACTS     DESCRIPTION                        DATE            (USD)                  (USD)
---------------------------------------------------------------------------------------------------
               LONG FUTURES OUTSTANDING
    187        Federal Fund 30 Day            January, 2005      $ 76,177                 (34)

               SHORT FUTURES OUTSTANDING
     (6)       2 Year Treasury Notes           March, 2005         (1,257)                 --^^
     (8)       5 Year Treasury Notes           March, 2005           (871)                  5

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at November 30, 2004 are as follows:

                             GROSS                    GROSS                       NET UNREALIZED
 AGGREGATE                 UNREALIZED                UNREALIZED                    APPRECIATION
   COST                   APPRECIATION              DEPRECIATION                  (DEPRECIATION)
-------------------------------------------------------------------------------------------------
 $ 301,295                  $    230                 $    (374)                      $  (144)

      ABBREVIATIONS:

      @      - Security is fully or partially segregated with brokers as initial margin for futures contracts.

      (a) - Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Fleming Asset Management, Inc.

      +      - All or a portion of this security is segregated with the custodian for futures contracts,

      #      - All or a portion of this security is a 144A or private placement security and can only be sold to

      ^^     - Amount rounds to less than one thousand.

      FRDO   - Floating Rate Demand Obligation. The maturity date shown is the next reset date. The interest rate shown is the rate in effect at November 30, 2004.

      FRN    - Floating Rate Note. The maturity date shown is the actual maturity date. The rate shown is the rate in effect at November 30, 2004.

      GO     - General Obligation Bond.

      MTN    - Medium Term Note.

      Rev.   - Revenue Bond.

      Ser.   - Series.

      USD    - United States Dollar.


FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S AUGUST 31, 2004 ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  J.P. Morgan Series Trust
            --------------------------------------------------------------------

By (Signature and Title)      /s/ Stephanie J. Dorsey
                        --------------------------------------------------------
                              Stephanie J. Dorsey, Treasurer

Date                  January 14, 2005
    ---------------------------------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Stephanie J. Dorsey
                        --------------------------------------------------------
                              Stephanie J. Dorsey, Treasurer

Date                  January 14, 2005
    ---------------------------------------------------------------

By (Signature and Title)      /s/ George C.W. Gatch
                        -------------------------------------------
                              George C.W. Gatch, President

Date                  January 24, 2005
    ---------------------------------------------------------------